Submission	Jul. 31, 2025
Submission [Line Items]
Central Index Key	0002045872
Registrant Name	Bitwise Solana ETF
Registration File Number	333-283391
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES